Leases (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) [Line Items]
Lease term	11 years			11 years
Short-term operating lease expense	$ 400,000			$ 900,000
Total lease costs	800,000			1,600,000
Operating lease expense	300,000			$ 700,000
Rent expense			$ 300,000		$ 400,000	$ 400,000	$ 200,000
Related-party lease payment	$ 0	$ 70,000	$ 53,000		$ 105,000
Lease commitment, not yet commenced		$ 8,300,000
Minimum [Member]
Leases (Details) [Line Items]
Lease term	1 year			1 year		1 year
Maximum [Member]
Leases (Details) [Line Items]
Lease term	11 years			11 years		11 years